Operating and Finance Leases (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Right-of-use asset	$ 302,602
Lease liability - current	322,430
Finance Leases
Property and equipment, at cost	56,770
Accumulated depreciation	(1,569)
Property and equipment, net	55,201
Lease liability - current	9,949
Lease liability - non-current	45,199
Total finance lease liabilities	$ 55,148